Principal accounting policies - Short-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal accounting policies
Short-term investments	$ 5,723	$ 7,011
Other long-term investments	3,179	5,970
Impairment charges for investments without readily determinable fair value	1,034	10,805	$ 4,038
Total fair values	3,000	3,000
Available-for-sale debt investment
Principal accounting policies
Total fair values	3,179	3,000
Fair value losses on debt investments	179	2,550
Fund investments
Principal accounting policies
Short-term investments	3,784	3,665
Fund investments | Other gains, net
Principal accounting policies
Interest income from short-term investment	119	17	452
Listed equity securities
Principal accounting policies
Short-term investments	403	1,609
Listed equity securities | Other gains, net
Principal accounting policies
Interest income from short-term investment	448	100	127
Wealth management products
Principal accounting policies
Short-term investments	1,536	1,737
Wealth management products | Other gains, net
Principal accounting policies
Interest income from short-term investment	1	65	$ 9
Available-for-sale debt investment
Principal accounting policies
Other long-term investments	$ 3,179	3,000
Equity investments
Principal accounting policies
Other long-term investments		$ 2,970